Intangible Assets (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014
Intangible assets:
Gross Carrying Amount	$ 29,562,520	$ 16,670,565	$ 29,324,494
Accumulated amortization	(2,818,894)	(789,996)	(3,389,500)
Net Book Value	26,743,626	15,413,920	25,934,994
Patent & Royalty [Member]
Intangible assets:
Gross Carrying Amount	21,170,565	16,670,567
Accumulated amortization	(2,405,668)	(1,256,647)
Net Book Value	18,764,897	15,413,920
Weighted Average useful life	7 years 11 months 27 days	5 years 10 months 10 days
Developed technology [Member]
Intangible assets:
Gross Carrying Amount	6,190,083
Accumulated amortization	(318,054)
Net Book Value	5,872,029
Weighted Average useful life	8 years 11 months 19 days
Customer Relationships [Member]
Intangible assets:
Gross Carrying Amount	1,860,000
Accumulated amortization	(81,447)
Net Book Value	1,778,553
Weighted Average useful life	7 years 8 months 12 days
Trade Name [Member]
Intangible assets:
Gross Carrying Amount	291,486
Accumulated amortization	(13,725)
Net Book Value	277,761
Weighted Average useful life	9 years 7 months 21 days
Website [Member]
Intangible assets:
Gross Carrying Amount	50,386
Accumulated amortization
Net Book Value	$ 50,386
Weighted Average useful life	3 years 0 months 0 days